CAPITAL MANAGEMENT AND FINANCIAL RISK - Net cash and investment position (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CAPITAL MANAGEMENT AND FINANCIAL RISK [Line item]
Cash and cash equivalents	$ 131,054,000	$ 50,915,000	$ 63,998,000
Investments	302,897,000	170,645,000	147,692,000
Debt obligations-current	(213,000)	(216,000)
Net cash and investments	433,738,000	221,344,000
Total equity	641,784,000	436,016,000	396,691,000
Equity instrument
CAPITAL MANAGEMENT AND FINANCIAL RISK [Line item]
Investments	10,517,000	8,109,000	14,578,000
Uranium
CAPITAL MANAGEMENT AND FINANCIAL RISK [Line item]
Investments	276,815,000	162,536,000	133,114,000
Convertible debenture
CAPITAL MANAGEMENT AND FINANCIAL RISK [Line item]
Investments	$ 15,565,000	$ 0	$ 0